Note 8 - Disclosure of Financial Instruments and Risk Management - Quantitative Information About Significant Unobservable Inputs Used (Details) - Level 3 of fair value hierarchy [member]
€ in Thousands
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Fair value	€ 6,859	€ 0	€ 0
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Fair value	€ 6,859	€ 0
Mandatory convertible notes [member] | Probability of exit event [member]
Statement Line Items [Line Items]
Input	(0.75)
Increase in probability	€ 2,170
Decrease in probability	€ (2,170)
Mandatory convertible notes [member] | Bottom of range [member] | Probability of exit event [member]
Statement Line Items [Line Items]
Input	0.50
Mandatory convertible notes [member] | Top of range [member] | Probability of exit event [member]
Statement Line Items [Line Items]
Input	1